Hartford Life Insurance Company
01200 Hopmeadow Street
Simsbury, CT  06089

January 3, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Hartford Series Fund, Inc. on behalf of Hartford Total Return Bond HLS Fund
File Nos.	333-45431/811-08629

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement, dated December 15, 2011, to the Prospectus and Summary Prospectus for the Fund listed above.  The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (860) 843-8480.

Sincerely,

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Senior Counsel

cc:  Kathryn Cohen, Esq.